Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
As of December 31, 2025 and 2024, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2025	2024
US dollars
Assets	$60,571	$40,494
Liabilities	(96,794)	(54,673)
	$(36,223)	$(14,179)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2025 and 2024 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2025
Gross carrying value	$486,969	$8,300	$10,233	$176,326	$681,828

Single average ECL rate					2.60%
Expected credit losses during the lifetime					$17,728
Individual trade receivables impaired					123,514
Total ECL					$141,242

As of December 31, 2024
Gross carrying value	$466,671	$2,109	$79,388	$267,797	$815,965

Single average ECL rate					3.91%
Expected credit losses during the lifetime					$31,904
Individual trade receivables impaired					87,220
Total ECL					$119,124

Contractual Maturities of Financial Liabilities
As of December 31, 2025, and 2024, the financial liabilities and other liabilities of Grupo TMM had contractual maturities (including interest payments as applicable) and were summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
As of December 31, 2025
Financial debt	$76,545	$85,484	$513,470	$383,409
Trade payables	316,025	-	-	-
Accounts payable and accrued expenses	-	390,332	-	-
Related parties	-	192,045	-	-
Leasing liabilities	2,173	2,331	17,984	23,717
	$394,743	$670,192	$531,454	$407,126
As of December 31, 2024
Financial debt	$52,202	$50,186	$114,163	$260,497
Trade payables	356,200	-	-	-
Accounts payable and accrued expenses	-	588,471	-	-
Related parties	-	172,409	-	-
Leasing liabilities	13,286	9,133	21,791	38,392
	$421,688	$820,199	$135,954	$298,889

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the Mexican peso had strengthened or weakened against the US dollar by 5% for 2025 and 3% for 2024,  this would have had the following impact on the monetary position:

	2025		2024
	5% increase in the exchange rate	5% decrease in the exchange rate	3% increase in the exchange rate	3% decrease in the exchange rate
Assets in US dollars	$207	$(207)	$1,124	$(1,124)
Liabilities in US dollars	(345)	345	(1,517)	1,517
	$(138)	$138	$(393)	$393

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2025		2024
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Income or loss for the year	$(359)	$359	$(139)	$139